Goodwill Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Goodwill [Roll Forward]
Goodwill, beginning of the period	$ 321,913	$ 267,643
Business combinations	92,272	52,404
Measurement period adjustment	(715)	(301)
Foreign currency translation	(2,124)	2,167
Goodwill, end of the period	411,346	321,913
Integrated Solutions and Services [Member]
Goodwill [Roll Forward]
Goodwill, beginning of the period	138,181	87,688
Business combinations	88,080	48,838
Measurement period adjustment	(404)	0
Foreign currency translation	(1,487)	1,655
Goodwill, end of the period		138,181
Applied Product Technologies [Member]
Goodwill [Roll Forward]
Goodwill, beginning of the period	183,732	179,955
Business combinations	4,192	3,566
Measurement period adjustment	(311)	(301)
Foreign currency translation	$ (637)	512
Goodwill, end of the period		$ 183,732